Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for
Exchange-Traded Fund Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds’ boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
Large-Cap Index Fund	MSCI US Prime Market 750 Index	CRSP US Large Cap Index
Mid-Cap Index Fund	MSCI US Mid Cap 450 Index	CRSP US Mid Cap Index
Small-Cap Index Fund	MSCI US Small Cap 1750 Index	CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under “Fees and Expenses” is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses[1]	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS LMSE 012013

Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds’ boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
Large-Cap Index Fund	MSCI US Prime Market 750 Index	CRSP US Large Cap Index
Mid-Cap Index Fund	MSCI US Mid Cap 450 Index	CRSP US Mid Cap Index
Small-Cap Index Fund	MSCI US Small Cap 1750 Index	CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under “Fees and Expenses” is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Institutional Plus
	Shares	Shares
Management Expenses	0.05%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses[1]	0.08%	0.06%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$8	$26	$45	$103
Institutional Plus Shares	$6	$19	$34	$77

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS LMSIN 012013

Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds’ boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
Large-Cap Index Fund	MSCI US Prime Market 750 Index	CRSP US Large Cap Index
Mid-Cap Index Fund	MSCI US Mid Cap 450 Index	CRSP US Mid Cap Index
Small-Cap Index Fund	MSCI US Small Cap 1750 Index	CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under “Fees and Expenses” is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.20%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses[1]	0.24%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS LMSIP 012013

Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral™ Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds’ boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
Large-Cap Index Fund	MSCI US Prime Market 750 Index	CRSP US Large Cap Index
Mid-Cap Index Fund	MSCI US Mid Cap 450 Index	CRSP US Mid Cap Index
Small-Cap Index Fund	MSCI US Small Cap 1750 Index	CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under “Primary Investment Strategies“ is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns“ is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under “Primary Investment Strategies“ is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns“ is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under “Fees and Expenses“ is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor	Admiral
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Expenses	0.20%	0.08%
12b-1 Distribution Fee	None	None
Other Expenses	0.04%	0.02%
Total Annual Fund Operating Expenses[1]	0.24%	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under “Examples,“ the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$25	$77	$135	$306
Admiral Shares	$10	$32	$56	$128

The paragraph under “Primary Investment Strategies“ is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns“ is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS LMSR 012013

Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal® Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds’ boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
Large-Cap Index Fund	MSCI US Prime Market 750 Index	CRSP US Large Cap Index
Mid-Cap Index Fund	MSCI US Mid Cap 450 Index	CRSP US Mid Cap Index
Small-Cap Index Fund	MSCI US Small Cap 1750 Index	CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under “Fees and Expenses” is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS LMSSP 012013

Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal® Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds’ boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
Large-Cap Index Fund	MSCI US Prime Market 750 Index	CRSP US Large Cap Index
Mid-Cap Index Fund	MSCI US Mid Cap 450 Index	CRSP US Mid Cap Index
Small-Cap Index Fund	MSCI US Small Cap 1750 Index	CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under “Fees and Expenses” is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS LMSSR 012013